Appendix 6 Additional Information Circular No. 715 of February 3, 2012 - Summary of Trade and Other Receivables by Type of Portfolio (Detail) $ in Thousands	12 Months Ended
	Dec. 31, 2017 CLP ($) Customer	Dec. 31, 2016 CLP ($) Customer
Trade And Other Receivables [Line Items]
Number of Customers | Customer	1,304	957
Gross Amount | $	$ 195,632,913	$ 220,230,624
Non-renegotiated Portfolio [Member]
Trade And Other Receivables [Line Items]
Number of Customers | Customer	1,302	957
Gross Amount | $	$ 195,525,065	$ 220,230,624
Renegotiated Portfolio [Member]
Trade And Other Receivables [Line Items]
Number of Customers | Customer	2
Gross Amount | $	$ 107,848
On demand and Non-current [Member]
Trade And Other Receivables [Line Items]
Number of Customers | Customer	504	402
Gross Amount | $	$ 186,832,316	$ 195,758,558
On demand and Non-current [Member] | Non-renegotiated Portfolio [Member]
Trade And Other Receivables [Line Items]
Number of Customers | Customer	502	402
Gross Amount | $	$ 186,724,468	$ 195,758,558
On demand and Non-current [Member] | Renegotiated Portfolio [Member]
Trade And Other Receivables [Line Items]
Number of Customers | Customer	2
Gross Amount | $	$ 107,848
1-30 days [Member]
Trade And Other Receivables [Line Items]
Number of Customers | Customer	85	91
Gross Amount | $	$ 3,057,994	$ 2,770,582
1-30 days [Member] | Non-renegotiated Portfolio [Member]
Trade And Other Receivables [Line Items]
Number of Customers | Customer	85	91
Gross Amount | $	$ 3,057,994	$ 2,770,582
31-60 days [Member]
Trade And Other Receivables [Line Items]
Number of Customers | Customer	68	62
Gross Amount | $	$ 333,078	$ 1,165,177
31-60 days [Member] | Non-renegotiated Portfolio [Member]
Trade And Other Receivables [Line Items]
Number of Customers | Customer	68	62
Gross Amount | $	$ 333,078	$ 1,165,177
61 - 90 days [Member]
Trade And Other Receivables [Line Items]
Number of Customers | Customer	28	55
Gross Amount | $	$ 279,100	$ 773,502
61 - 90 days [Member] | Non-renegotiated Portfolio [Member]
Trade And Other Receivables [Line Items]
Number of Customers | Customer	28	55
Gross Amount | $	$ 279,100	$ 773,502
91 - 120 days [Member]
Trade And Other Receivables [Line Items]
Number of Customers | Customer	71	41
Gross Amount | $	$ 10,021	$ 900,093
91 - 120 days [Member] | Non-renegotiated Portfolio [Member]
Trade And Other Receivables [Line Items]
Number of Customers | Customer	71	41
Gross Amount | $	$ 10,021	$ 900,093
121-150 days [Member]
Trade And Other Receivables [Line Items]
Number of Customers | Customer	99	85
Gross Amount | $	$ 42,015	$ 5,101,117
121-150 days [Member] | Non-renegotiated Portfolio [Member]
Trade And Other Receivables [Line Items]
Number of Customers | Customer	99	85
Gross Amount | $	$ 42,015	$ 5,101,117
151-180 days [Member]
Trade And Other Receivables [Line Items]
Number of Customers | Customer	45	87
Gross Amount | $	$ 334,297	$ 13,609
151-180 days [Member] | Non-renegotiated Portfolio [Member]
Trade And Other Receivables [Line Items]
Number of Customers | Customer	45	87
Gross Amount | $	$ 334,297	$ 13,609
181-210 days [Member]
Trade And Other Receivables [Line Items]
Number of Customers | Customer	48	29
Gross Amount | $	$ 399,552	$ 553,986
181-210 days [Member] | Non-renegotiated Portfolio [Member]
Trade And Other Receivables [Line Items]
Number of Customers | Customer	48	29
Gross Amount | $	$ 399,552	$ 553,986
211-250 days [Member]
Trade And Other Receivables [Line Items]
Number of Customers | Customer	33	26
Gross Amount | $	$ 228,498	$ 3,593,733
211-250 days [Member] | Non-renegotiated Portfolio [Member]
Trade And Other Receivables [Line Items]
Number of Customers | Customer	33	26
Gross Amount | $	$ 228,498	$ 3,593,733
More than 251 days [Member]
Trade And Other Receivables [Line Items]
Number of Customers | Customer	323	79
Gross Amount | $	$ 4,116,042	$ 9,600,267
More than 251 days [Member] | Non-renegotiated Portfolio [Member]
Trade And Other Receivables [Line Items]
Number of Customers | Customer	323	79
Gross Amount | $	$ 4,116,042	$ 9,600,267